UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22597

 NAME OF REGISTRANT:                     Parametric Market Neutral
                                         Portfolio (formerly Parametric
                                         Structured Absolute Return
                                         Portfolio)



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2012 - 06/30/2013


Parametric Market Neutral Portfolio
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 During the period, the Portfolio held no securities which required a proxy vote.



SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Parametric Market Neutral Portfolio
                     formerly Parametric Structured Absolute Return Portfolio)
By (Signature)       /s/ Duncan W. Richardson
Name                 Duncan W. Richardson
Title                President
Date                 08/15/2013